Annual Operating Expenses - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2024
Operating Expenses:
Management fee	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[2]
Total annual operating expenses	0.87%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.